UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  Seger-Elvekrog Inc.

   Address:               33 Bloomfield Hills Parkway, Suite 270
                          Bloomfield Hills, MI  48304

   Form 13F File Number:  028-13006


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Scott D. Horsburgh

   Title:                 President

   Phone:                 248-642-3100

   Signature, Place, and Date of Signing:

     /s/ Scott D. Horsburgh      Bloomfield Hills, MI        11/13/08
     ----------------------      --------------------        --------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 73

Form 13F Information Value Total (thousands):     $192,085


List of Other Included Managers: NONE

Form 13F-HR Information Table

                               Title of                    VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
Name of Issuer                   Class           CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
--------------                   -----           -----    --------  -------  ---  ----  ----------  --------  ----   ------   ----
Abbott Laboratories            COM            002824100       647    11229    SH           SOLE               0       0       11229
Affiliated Computer Svcs.      CL A           008190100      9167   181050    SH           SOLE               0       0      181050
AFLAC Inc.                     COM            001055102       414     7044    SH           SOLE               0       0        7044
Altria Group Inc.              COM            02209S103       200     9750    SH           SOLE               0       0        9750
AMBAC Financial Grp.           COM            023139108        60    25600    SH           SOLE               0       0       25600
American Int'l. Grp.           COM            026874107        96    28897    SH           SOLE               0       0       28897
Amgen, Inc.                    COM            031162100      9237   155839    SH           SOLE               0       0      155839
AT&T                           COM            00206R102       213     7625    SH           SOLE               0       0        7625
BankAmerica                    COM            060505104       488    13946    SH           SOLE               0       0       13946
Berkshire Hathaway Inc.        CL A           084670108       392        3    SH           SOLE               0       0           3
BP Amoco                       SPONSORED ADR  055622104       534    10635    SH           SOLE               0       0       10635
Capital One Financial Cor      COM            14040H105      7059   138412    SH           SOLE               0       0      138412
Cardinal Health                COM            14149Y108       447     9074    SH           SOLE               0       0        9074
CDC Corporation Class A        SHS A          G2022L106        81    45000    SH           SOLE               0       0       45000
Cell Genesys Inc.              COM            150921104        40    68000    SH           SOLE               0       0       68000
Cintas Corp.                   COM            172908105       287    10000    SH           SOLE               0       0       10000
Cisco Systems Inc              COM            17275R102       397    17581    SH           SOLE               0       0       17581
Coach Inc.                     COM            189754104      5928   236735    SH           SOLE               0       0      236735
Coca Cola                      COM            191216100       869    16439    SH           SOLE               0       0       16439
Colgate-Palmolive              COM            194162103       494     6550    SH           SOLE               0       0        6550
Comcast Corp. Class A          CL A           20030N200       225    11400    SH           SOLE               0       0       11400
ConocoPhilips                  COM            20825C104       503     6867    SH           SOLE               0       0        6867
Danaher Corp.                  COM            235851102       236     3401    SH           SOLE               0       0        3401
eBay Inc.                      COM            278642103      9117   407365    SH           SOLE               0       0      407365
EMC Corp                       COM            268648102      6548   547453    SH           SOLE               0       0      547453
Emerson                        COM            291011104       421    10326    SH           SOLE               0       0       10326
Entremed                       COM            29382F103        42   113513    SH           SOLE               0       0      113513
Exxon Mobil Corp.              COM            30231G102       897    11550    SH           SOLE               0       0       11550
Fastenal Co.                   COM            311900104       822    16652    SH           SOLE               0       0       16652
First Financial Bancorp        COM            320209109      6270   429470    SH           SOLE               0       0      429470
Fiserv Inc.                    COM            337738108      2619    55347    SH           SOLE               0       0       55347
Franklin Resources I           COM            354613101      1295    14690    SH           SOLE               0       0       14690
Garmin Ltd.                    ORD            G37260109      4850   142890    SH           SOLE               0       0      142890
General Electric               COM            369604103      1905    74720    SH           SOLE               0       0       74720
GFI Group Inc                  COM            361652209        47    10000    SH           SOLE               0       0       10000
Gilead Sciences Inc.           COM            375558103      8262   181075    SH           SOLE               0       0      181075
Global Payments Inc.           COM            37940X102      8114   180867    SH           SOLE               0       0      180867
Hubbell Inc Class B            CL B           443510201       270     7690    SH           SOLE               0       0        7690
Intel                          COM            458140100       391    20875    SH           SOLE               0       0       20875
ISIS Pharmaceuticals           COM            464330109       253    15000    SH           SOLE               0       0       15000
J P Morgan & Co Inc.           COM            46625H100       322     6900    SH           SOLE               0       0        6900
Johnson & Johnson              COM            478160104       706    10187    SH           SOLE               0       0       10187
Kinetic Concepts Inc.          COM            49460W208      4761   166531    SH           SOLE               0       0      166531
Kraft Food Inc. Class A        CL A           50075N104       218     6643    SH           SOLE               0       0        6643
Life Time Fitness In           COM            53217R207      5161   165045    SH           SOLE               0       0      165045
LJ International Inc.          ORD            G55312105        43    42200    SH           SOLE               0       0       42200
McDonald's Corporation         COM            580135101      1218    19744    SH           SOLE               0       0       19744
Medtronic Inc.                 COM            585055106       949    18947    SH           SOLE               0       0       18947
Merge Technologies Inc.        COM            589981109        44    43350    SH           SOLE               0       0       43350
Microsoft                      COM            594918104       277    10387    SH           SOLE               0       0       10387

                               Title of                    VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
Name of Issuer                   Class           CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
--------------                   -----           -----    --------  -------  ---  ----  ----------  --------  ----   ------   ----
National City Bank             COM            635405103        18    10000    SH           SOLE               0       0       10000
NeuStar Inc.                   CL A           64126X201      3994   200790    SH           SOLE               0       0      200790
Norfolk Southern Cor           COM            655844108       246     3717    SH           SOLE               0       0        3717
Northern Trust Corp;           COM            665859104       866    12000    SH           SOLE               0       0       12000
O Reilly Automotive Inc.       COM            686091109     10097   377193    SH           SOLE               0       0      377193
Omnivision Technologies        COM            682128103       365    32000    SH           SOLE               0       0       32000
Oracle Corp.                   COM            68389X105       558    27496    SH           SOLE               0       0       27496
Pharmaceutical Product
  Development                  COM            717124101      9587   231855    SH           SOLE               0       0      231855
Philadelphia Consolidated      COM            717528103     10400   177560    SH           SOLE               0       0      177560
Philip Morris Intl  Inc        COM            718172109       469     9750    SH           SOLE               0       0        9750
Procter & Gamble               COM            742718109      3236    46430    SH           SOLE               0       0       46430
Roper Industries Inc.          COM            776696106      9765   171439    SH           SOLE               0       0      171439
S&P Depository Receipts        UNIT SER 1     78462F103       212     1828    SH           SOLE               0       0        1828
Sandisk Corp.                  COM            80004C101      2593   132641    SH           SOLE               0       0      132641
Sigma Designs                  COM            826565103       284    20000    SH           SOLE               0       0       20000
StanCorp Financial Group       COM            852891100      9636   185312    SH           SOLE               0       0      185312
Stryker                        COM            863667101      9313   149484    SH           SOLE               0       0      149484
T Rowe Price Group Inc.        COM            74144T108      8368   155795    SH           SOLE               0       0      155795
Teva Pharmaceutical Indus      ADR            881624209       284     6200    SH           SOLE               0       0        6200
United Technologies Corp       COM            913017109       392     6528    SH           SOLE               0       0        6528
UTSTARCOM Inc.                 COM            918076100        82    24475    SH           SOLE               0       0       24475
Waters Corp.                   COM            941848103      7229   124254    SH           SOLE               0       0      124254
Western Union Co.              COM            959802109       256    10368    SH           SOLE               0       0       10368